SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2022
Summary Of Significant Accounting Policies
Schedule of property and equipment depreciation

Office equipment	Declining balance, 20% - 55%
Vehicles	Declining balance, 30%
Buses under lease	Straight-line over the expected life of the bus, up to 12 years
Asset under lease	Straight-line, over lease term
Plant and manufacturing equipment	Straight-line, 25 years